Restatement	9 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Restatement

12. RESTATEMENT

During fiscal year ended March 31, 2012, two of the Company’s officers agreed to waive their right to receive compensation accrued. The Company originally recorded $1,997,350 as gain on settlement of accrued compensation. The transaction is between related entities and is in essence a capital transaction. Accordingly, the Company has removed the $1,997,350 from gain on settlement of accrued compensation and increase additional paid-in capital.

The impacts of the restatement on the accompanying balance sheet as of March 31, 2013 are as follows:

	As original reported	Change	As restated
Additional paid-in capital	721,731	1,997,350	2,719,081
Accumulated deficit	(14,207,768)	(1,997,350)	(16,205,118)

The impacts of the restatement on the accompanying balance sheet as of March 31, 2012 are as follows:

	As original reported	Change	As restated
Additional paid-in capital	719,536	1,997,350	2,716,886
Accumulated deficit	(11,223,810)	(1,997,350)	(13,221,160)

The impacts of the restatement on the accompanying statement of operations for the year ended March 31, 2012 are as follows:

	As original reported	Change	As restated
Gain on settlement of accrued compensation	(1,997,350)	1,997,350	-
Net loss	(1,890,007)	(1,997,350)	(3,887,357)
Loss per common share – basic and diluted	(0.06)		(0.13)